Income Taxes (Details) - Schedule of Income (Loss) Before Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Income (Loss) Before Income Taxes [Line Items]
Income before income (loss) taxes	$ (1,139)	$ (313)	$ 568
Hong Kong [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Income before income (loss) taxes	(346)	(1,065)	100
China [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Income before income (loss) taxes	39	774	354
Myanmar [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Income before income (loss) taxes	$ (832)	$ (22)	$ 114